Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 47,509	£ 49,450
Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	62,498	64,843
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,225	5,423
Within One Year | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,636	6,381
Between One and Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,261	2,344
Between One and Two Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,471	3,609
Between Two and Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,958	7,011
Between Two and Three Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,086	8,141
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,095	2,913
Between Three and Four Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,131	4,034
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,580	6,857
Between Four and Five Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,462	7,836
Beyond 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	23,390	24,902
Beyond 5 Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 32,712	£ 34,842